OTHER LIABILITIES - Analysis of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Advances and security deposits	€ 774,535	€ 553,771
Deferred income	424,589	335,524
Accrued expenses	78,926	100,314
Payables to personnel	46,998	43,110
Social security payables	30,759	28,532
Other	35,809	44,970
Total other liabilities	€ 1,391,616	€ 1,106,221